SCHEDULE OF RECONCILIATION OF CARRYING AMOUNTS OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Cost, Balance	$ 4,463	$ 3,933
Measurement Period Adjustment		530
Additions	15
Cost, Balance	4,478	4,463
Accumulated Depreciation, Balance	1,021	225
Depreciation	669	796
Accumulated Depreciation, Balance	1,690	1,021
Carrying Amounts, Balance	$ 2,788	$ 3,442